Transamerica Small/Mid Cap Value

SCHEDULE OF INVESTMENTS

At July 31, 2023

(unaudited)

	Shares	Value
COMMON STOCKS - 96.3%
Aerospace & Defense - 2.2%
Curtiss-Wright Corp.	20,650	$ 3,951,584
Elbit Systems Ltd.	8,200	1,740,286
Huntington Ingalls Industries, Inc.	48,346	11,103,626

		16,795,496

Air Freight & Logistics - 0.9%
FedEx Corp.	24,400	6,586,780

Automobile Components - 0.6%
Dana, Inc.	43,650	828,477
Gentex Corp.	27,650	928,487
Stoneridge, Inc. (A)	9,600	196,224
Visteon Corp. (A)	18,500	2,850,665

		4,803,853

Banks - 6.4%
Atlantic Union Bankshares Corp.	26,450	845,871
Berkshire Hills Bancorp, Inc.	86,750	1,978,768
Central Valley Community Bancorp	17,900	306,090
Columbia Banking System, Inc.	96,600	2,159,010
Dime Community Bancshares, Inc.	95,200	2,132,480
First Citizens BancShares, Inc., Class A	10,866	15,552,506
First Community Bankshares, Inc.	63,750	2,143,912
First Merchants Corp.	62,200	1,997,864
Lakeland Bancorp, Inc.	147,000	2,221,170
OceanFirst Financial Corp.	69,600	1,296,648
Princeton Bancorp, Inc. (B)	10,850	324,524
Provident Financial Services, Inc.	81,100	1,503,594
Sandy Spring Bancorp, Inc.	69,000	1,688,430
TrustCo Bank Corp.	90,250	2,742,697
United Bankshares, Inc.	18,600	621,984
United Community Banks, Inc.	86,100	2,502,927
Washington Federal, Inc.	128,800	3,997,952
Webster Financial Corp.	91,650	4,336,878

		48,353,305

Biotechnology - 0.3%
Exelixis, Inc. (A)	107,150	2,111,927

Building Products - 2.6%
American Woodmark Corp. (A)	33,700	2,582,768
Builders FirstSource, Inc. (A)	22,200	3,206,346
Gibraltar Industries, Inc. (A)	12,350	798,675
Hayward Holdings, Inc. (A)	135,400	1,808,944
Masonite International Corp. (A)	21,750	2,273,963
Owens Corning	22,350	3,128,776
PGT Innovations, Inc. (A)	92,850	2,656,438
Quanex Building Products Corp.	101,150	2,846,361

		19,302,271

Capital Markets - 0.8%
Piper Sandler Cos.	22,400	3,278,464
Stifel Financial Corp.	41,100	2,611,494

		5,889,958

Chemicals - 2.5%
Chase Corp.	24,000	3,021,360
Huntsman Corp.	48,450	1,442,356
LSB Industries, Inc. (A)	137,500	1,535,875

	Shares	Value
COMMON STOCKS (continued)
Chemicals (continued)
Mosaic Co.	138,900	$ 5,661,564
Olin Corp.	128,700	7,423,416

		19,084,571

Commercial Services & Supplies - 0.3%
HNI Corp.	43,150	1,255,234
Tetra Tech, Inc.	5,000	846,050

		2,101,284

Communications Equipment - 0.6%
Harmonic, Inc. (A)	86,900	1,296,548
KVH Industries, Inc. (A)	165,100	1,413,256
Silicom Ltd. (A)	60,000	1,765,200

		4,475,004

Construction & Engineering - 1.7%
Comfort Systems USA, Inc.	28,450	4,949,446
EMCOR Group, Inc.	27,500	5,913,600
Granite Construction, Inc.	46,350	1,897,106

		12,760,152

Consumer Finance - 0.7%
Ally Financial, Inc.	179,505	5,482,083

Consumer Staples Distribution & Retail - 1.0%
Dollar Tree, Inc. (A)	41,900	6,466,427
Village Super Market, Inc., Class A	47,500	1,105,800

		7,572,227

Containers & Packaging - 0.9%
Graphic Packaging Holding Co.	267,530	6,474,226

Distributors - 1.0%
LKQ Corp.	130,200	7,133,658

Diversified Consumer Services - 0.3%
American Public Education, Inc. (A)	29,450	147,545
Stride, Inc. (A)	51,000	1,948,710

		2,096,255

Diversified Telecommunication Services - 1.1%
GCI Liberty, Inc. (A) (C)	83,400	0
Liberty Global PLC, Class A (A)	439,614	8,163,632

		8,163,632

Electric Utilities - 3.6%
Evergy, Inc.	172,700	10,356,819
Exelon Corp.	157,800	6,605,508
OGE Energy Corp.	243,300	8,795,295
Portland General Electric Co.	25,400	1,210,818

		26,968,440

Electrical Equipment - 0.9%
Acuity Brands, Inc.	5,150	850,986
LSI Industries, Inc.	231,100	2,911,860
Regal Rexnord Corp.	21,000	3,279,780

		7,042,626

Electronic Equipment, Instruments & Components - 2.4%
Coherent Corp. (A)	15,650	741,184
Flex Ltd. (A)	115,100	3,149,136
Itron, Inc. (A)	8,000	629,360
Methode Electronics, Inc.	56,100	1,887,204
OSI Systems, Inc. (A)	21,650	2,581,330

Transamerica Funds	Page 1

Transamerica Small/Mid Cap Value

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2023

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Electronic Equipment, Instruments & Components (continued)
Vishay Intertechnology, Inc.	111,200	$ 3,130,280
Vontier Corp.	201,741	6,239,849

		18,358,343

Energy Equipment & Services - 0.6%
Helix Energy Solutions Group, Inc. (A)	254,000	2,438,400
Helmerich & Payne, Inc.	48,000	2,148,960
Noble Corp. PLC (A)	750	39,203

		4,626,563

Entertainment - 1.4%
Madison Square Garden Entertainment Corp. (A)	70,150	2,444,026
Madison Square Garden Sports Corp.	9,300	1,978,575
Sphere Entertainment Co. (A)	30,850	1,309,582
Warner Bros Discovery, Inc. (A)	345,800	4,519,606

		10,251,789

Financial Services - 2.6%
Fidelity National Information Services, Inc.	62,100	3,749,598
FleetCor Technologies, Inc. (A)	31,500	7,840,665
Global Payments, Inc.	73,900	8,147,475

		19,737,738

Food Products - 2.3%
Nomad Foods Ltd. (A)	112,450	1,999,361
Post Holdings, Inc. (A)	100,987	8,614,191
Tyson Foods, Inc., Class A	125,200	6,976,144

		17,589,696

Gas Utilities - 0.5%
National Fuel Gas Co.	63,594	3,377,477

Ground Transportation - 0.2%
U-Haul Holding Co.	24,600	1,407,366

Health Care Equipment & Supplies - 1.4%
AngioDynamics, Inc. (A)	151,150	1,313,493
Inmode Ltd. (A)	19,100	819,581
Koninklijke Philips NV (A) (B)	318,411	6,594,292
OraSure Technologies, Inc. (A)	113,650	536,428
QuidelOrtho Corp. (A)	16,100	1,406,496

		10,670,290

Health Care Providers & Services - 4.7%
AmerisourceBergen Corp.	47,437	8,865,975
AMN Healthcare Services, Inc. (A)	17,350	1,859,053
Centene Corp. (A)	115,000	7,830,350
Cross Country Healthcare, Inc. (A)	176,300	4,548,540
Encompass Health Corp.	41,600	2,746,848
Enhabit, Inc. (A)	139,750	1,918,767
Laboratory Corp. of America Holdings	31,099	6,653,009
National HealthCare Corp.	11,350	669,877

		35,092,419

Health Care REITs - 0.9%
Community Healthcare Trust, Inc.	41,300	1,455,412
Physicians Realty Trust	175,200	2,582,448
Sabra Health Care, Inc.	179,500	2,331,705

		6,369,565

Hotel & Resort REITs - 0.6%
Apple Hospitality, Inc.	184,350	2,857,425

	Shares	Value
COMMON STOCKS (continued)
Hotel & Resort REITs (continued)
DiamondRock Hospitality Co.	138,550	$ 1,177,675
Summit Hotel Properties, Inc.	85,100	548,044

		4,583,144

Hotels, Restaurants & Leisure - 0.4%
Bloomin’ Brands, Inc.	32,000	859,840
Churchill Downs, Inc.	16,600	1,923,110

		2,782,950

Household Durables - 1.2%
Helen of Troy Ltd. (A)	13,150	1,858,095
KB Home	51,000	2,752,470
La-Z-Boy, Inc.	48,850	1,532,424
MDC Holdings, Inc.	19,600	1,005,088
PulteGroup, Inc.	13,750	1,160,363
Sonos, Inc. (A)	57,350	982,979

		9,291,419

Household Products - 0.3%
Spectrum Brands Holdings, Inc.	33,000	2,587,530

Independent Power & Renewable Electricity Producers - 1.0%
Vistra Corp.	278,800	7,823,128

Industrial REITs - 0.3%
LXP Industrial Trust	232,500	2,341,275

Insurance - 7.1%
Allstate Corp.	85,648	9,650,817
Arch Capital Group Ltd. (A)	54,500	4,234,105
Everest Group Ltd.	10,450	3,767,330
Fidelity National Financial, Inc.	162,900	6,380,793
Loews Corp.	48,868	3,061,580
Markel Group, Inc. (A)	7,413	10,746,700
Old Republic International Corp.	255,586	7,046,506
Selective Insurance Group, Inc.	35,300	3,642,607
United Fire Group, Inc.	32,650	784,906
Willis Towers Watson PLC	20,600	4,353,398

		53,668,742

Interactive Media & Services - 1.1%
IAC, Inc. (A)	118,600	8,254,560

Leisure Products - 1.0%
BRP, Inc.	23,650	2,180,530
MasterCraft Boat Holdings, Inc. (A)	86,650	2,655,822
Polaris, Inc.	16,800	2,282,112

		7,118,464

Life Sciences Tools & Services - 2.0%
Azenta, Inc. (A)	39,350	1,848,663
Bio-Rad Laboratories, Inc., Class A (A)	27,100	10,985,256
Fortrea Holdings, Inc. (A)	33,799	1,080,216
Maravai LifeSciences Holdings, Inc., Class A (A)	104,150	1,177,937

		15,092,072

Machinery - 1.9%
Allison Transmission Holdings, Inc.	10,600	622,114
CNH Industrial NV	202,200	2,903,592
Columbus McKinnon Corp.	64,250	2,720,345
Douglas Dynamics, Inc.	35,600	1,105,380
Gencor Industries, Inc. (A)	67,000	1,021,750
Miller Industries, Inc.	32,000	1,214,080

Transamerica Funds	Page 2

Transamerica Small/Mid Cap Value

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2023

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Machinery (continued)
Mueller Industries, Inc.	51,400	$ 4,166,484
Oshkosh Corp.	7,650	704,335

		14,458,080

Media - 5.5%
Altice USA, Inc., Class A (A)	675,600	2,290,284
DISH Network Corp., Class A (A)	417,071	3,307,373
Fox Corp., Class A	199,300	6,666,585
Liberty Broadband Corp., Class C (A)	111,535	9,941,114
Liberty Media Corp. - Liberty SiriusXM, Class C (A)	318,279	10,130,821
News Corp., Class A	398,500	7,898,270
Perion Network Ltd. (A)	37,600	1,375,784

		41,610,231

Metals & Mining - 1.9%
Commercial Metals Co.	51,100	2,923,942
Kaiser Aluminum Corp.	22,700	1,843,240
Schnitzer Steel Industries, Inc., Class A	45,150	1,634,881
TimkenSteel Corp. (A)	96,200	2,241,460
U.S. Steel Corp.	226,900	5,785,950

		14,429,473

Multi-Utilities - 4.3%
CenterPoint Energy, Inc.	218,700	6,580,683
Dominion Energy, Inc.	189,400	10,142,370
NiSource, Inc.	396,238	11,031,266
NorthWestern Corp.	85,900	4,850,773

		32,605,092

Office REITs - 1.1%
Brandywine Realty Trust	161,150	813,808
JBG SMITH Properties	377,596	6,317,181
Piedmont Office Realty Trust, Inc., Class A	114,650	852,996

		7,983,985

Oil, Gas & Consumable Fuels - 6.7%
Chesapeake Energy Corp.	66,700	5,625,478
Delek US Holdings, Inc.	74,000	2,041,660
Diamondback Energy, Inc.	31,700	4,670,044
EQT Corp.	113,140	4,772,245
HF Sinclair Corp.	104,500	5,443,405
Kinder Morgan, Inc.	424,600	7,519,666
Magnolia Oil & Gas Corp., Class A	277,850	6,154,377
Ovintiv, Inc.	56,250	2,592,563
REX American Resources Corp. (A)	79,150	2,930,133
Williams Cos., Inc.	259,400	8,936,330

		50,685,901

Paper & Forest Products - 0.7%
Louisiana-Pacific Corp.	67,900	5,169,227

Personal Care Products - 0.1%
Medifast, Inc.	4,000	407,560

Pharmaceuticals - 3.2%
Catalent, Inc. (A)	71,000	3,444,920
Innoviva, Inc. (A)	205,150	2,779,782
Jazz Pharmaceuticals PLC (A)	19,100	2,491,022
Organon & Co.	153,000	3,362,940
Perrigo Co. PLC	315,800	11,570,912

		23,649,576

Professional Services - 2.8%
ASGN, Inc. (A)	23,000	1,755,360

	Shares	Value
COMMON STOCKS (continued)
Professional Services (continued)
Clarivate PLC (A) (B)	293,100	$ 2,787,381
FTI Consulting, Inc. (A)	6,650	1,164,814
Heidrick & Struggles International, Inc.	54,450	1,484,852
ICF International, Inc.	36,500	4,292,035
KBR, Inc.	76,600	4,710,134
Leidos Holdings, Inc.	22,650	2,118,454
Science Applications International Corp.	21,350	2,590,609

		20,903,639

Real Estate Management & Development - 0.1%
Newmark Group, Inc., Class A	65,150	450,838

Semiconductors & Semiconductor Equipment - 2.2%
AXT, Inc. (A)	84,750	263,573
Cohu, Inc. (A)	72,650	3,171,172
Magnachip Semiconductor Corp. (A)	200,400	1,853,700
MaxLinear, Inc. (A)	32,800	809,176
MKS Instruments, Inc.	16,600	1,812,222
Onto Innovation, Inc. (A)	25,650	3,188,808
Qorvo, Inc. (A)	13,100	1,441,262
Silicon Motion Technology Corp., ADR	11,450	725,930
Tower Semiconductor Ltd. (A)	48,100	1,815,775
Universal Display Corp.	11,600	1,692,208

		16,773,826

Software - 0.4%
Adeia, Inc.	58,650	704,973
Progress Software Corp.	43,600	2,618,616

		3,323,589

Specialized REITs - 0.9%
Gaming & Leisure Properties, Inc.	134,526	6,384,604

Specialty Retail - 2.3%
Abercrombie & Fitch Co., Class A (A)	43,400	1,719,074
Academy Sports & Outdoors, Inc.	20,500	1,225,695
Advance Auto Parts, Inc.	49,300	3,667,427
American Eagle Outfitters, Inc.	127,600	1,792,780
Ross Stores, Inc.	31,400	3,599,696
Urban Outfitters, Inc. (A)	70,700	2,571,359
Williams-Sonoma, Inc.	18,900	2,620,296

		17,196,327

Technology Hardware, Storage & Peripherals - 1.0%
Hewlett Packard Enterprise Co.	128,400	2,231,592
Western Digital Corp. (A)	128,923	5,486,963

		7,718,555

Textiles, Apparel & Luxury Goods - 0.8%
Deckers Outdoor Corp. (A)	4,000	2,174,760
Steven Madden Ltd.	57,300	1,912,674
Tapestry, Inc.	40,850	1,762,677

		5,850,111

Total Common Stocks (Cost $552,828,551)		723,822,892

OTHER INVESTMENT COMPANY - 0.1%
Securities Lending Collateral - 0.1%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 5.28% (D)	390,870	390,870

Total Other Investment Company (Cost $390,870)		390,870

Transamerica Funds	Page 3

Transamerica Small/Mid Cap Value

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2023

(unaudited)

Principal	Value
REPURCHASE AGREEMENT - 3.5%

Fixed Income Clearing Corp., 2.50% (D), dated 07/31/2023, to be repurchased at $26,927,307 on 08/01/2023. Collateralized by U.S. Government Obligations, 0.13% - 0.63%, due 07/15/2026 - 07/31/2026, and with a total value of $27,464,132.

$ 26,925,437	$ 26,925,437

Total Repurchase Agreement (Cost $26,925,437)	26,925,437

Total Investments (Cost $580,144,858)	751,139,199
Net Other Assets (Liabilities) - 0.1%	569,320

Net Assets - 100.0%	$ 751,708,519

Transamerica Funds	Page 4

Transamerica Small/Mid Cap Value

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2023

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$723,822,892	$—	$—	$723,822,892
Other Investment Company	390,870	—	—	390,870
Repurchase Agreement	—	26,925,437	—	26,925,437

Total Investments	$724,213,762	$26,925,437	$—	$751,139,199

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $8,528,702, collateralized by cash collateral of $390,870 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $8,358,547. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Security deemed worthless.
(D)	Rates disclosed reflect the yields at July 31, 2023.
(E)	There were no transfers in or out of Level 3 during the period ended July 31, 2023. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

Transamerica Funds	Page 5

Transamerica Small/Mid Cap Value

NOTES TO SCHEDULE OF INVESTMENTS

At July 31, 2023

(unaudited)

INVESTMENT VALUATION

Transamerica Small/Mid Cap Value (the “Fund”) is a series of the Transamerica Funds.

Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund’s valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund’s Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Fund’s investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at July 31, 2023, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Transamerica Funds	Page 6